Taxation - Summary of Deferred Tax Liabilities and Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets And Liabilities [Abstract]
Deferred tax assets	£ 455	£ 431	£ 469
Deferred tax liabilities	(830)	(738)	(1,137)
Total	£ (375)	£ (307)	£ (668)